Statutory Reserves And Restricted Net Assets (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Statement Of Financial Position
Balance Sheet

	As of December 31, 2023	As of December 31, 2024
	RMB	RMB
ASSETS
Cash and cash equivalents	15,466	99,459
Amounts due from the Group’s entities	174,801	185,892
Investments in subsidiaries, VIE and VIE’s subsidiaries	60,013	—
Other non-current assets	16,253	548

Total assets	266,533	285,899

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
Amounts due to the Group’s entities	35,613	35,613
Equity loss in subsidiaries, VIE and VIE’s subsidiaries	—	12,021
Acquisition consideration payable	8,983	8,983
Other payable and accrued liabilities	3,857	2,052
Derivative liabilities	100,279	—

Total liabilities	148,732	58,669

	As of December 31, 2023	As of December 31, 2024
	RMB	RMB
Mezzanine equity
Series A convertible redeemable preferred shares (US$0.0001 par value, 15,040,570 and nil shares authorized, issued and outstanding as of December 31, 2023 and 2024, respectively)	408,139	—
Series B convertible redeemable preferred shares (US$0.0001 par value, 7,085,330 and nil shares authorized, issued and outstanding as of December 31, 2023 and 2024, respectively)	199,518	—
Series C convertible redeemable preferred shares (US$0.0001 par value, 23,786,590 and nil shares and authorized, issued and outstanding as of December 31, 2023 and 2024, respectively)	493,788	—
Series D convertible redeemable preferred shares (US$0.0001 par value, 37,152,161 and nil shares authorized, issued and outstanding as of December 31, 2023 and 2024, respectively)	1,059,434	—
Series E convertible redeemable preferred shares (US$0.0001 par value, 26,417,318 and nil shares authorized, issued and outstanding as of December 31, 2023 and 2024, respectively)	1,402,802	—

Total mezzanine equity	3,563,681	—

Shareholders’ (deficit)/equity
Ordinary shares (US$0.0001 par value per share; 390,518,031 shares authorized as of December 31, 2023; 48,253,425 shares issued and outstanding as of December 31, 2023 ; None authorized, issued and outstanding as of December 31, 2024)	33	—
Class A Ordinary shares (US$0.0001 par value per share; none authorized, issued and outstanding as of December 31, 2023; 483,068,176 Class A ordinary shares authorized, 163,294,773 Class A ordinary shares issued and outstanding as of December 31, 2024)	—	118
Class B Ordinary shares (US$0.0001 par value per share; none authorized, issued and outstanding as of December 31, 2023; 16,931,824 Class B ordinary shares authorized, issued and outstanding as of December 31, 2024)	—	11
Additional paid-in capital	16,671	3,489,553
Accumulated other comprehensive income	23,775	25,096
Accumulated deficit	(3,486,359)	(3,287,548)

Total shareholders’ (deficit)/equity	(3,445,880)	227,230

Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	266,533	285,899

Statement Of Income And Comprehensive Income
Statements of Comprehensive Loss

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
	RMB	RMB	RMB
General and administrative	(9,050)	(27,856)	(15,730)
Equity in loss of the Group’s entities	(575,930)	(295,718)	(106,358)

Loss from operation	(584,980)	(323,574)	(122,088)

Interest and investment income	2,454	756	408
Interest expense	(59)	(56)	(23)
Impairment of available-for-sale debt securities	—	—	(4,428)
Change in fair value of derivative liabilities	(32,190)	102,419	34,378

Loss before income tax expense	(614,775)	(220,455)	(91,753)

Net loss	(614,775)	(220,455)	(91,753)

Net accretion on convertible redeemable preferred shares to redemption value	(396,716)	(9,452)	(290,543)
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	—	—	672,170
Deemed dividend to preferred shareholders due to modifications	—	—	(5,940)

Net (loss)/income attributable to ordinary shareholders	(1,011,491)	(229,907)	283,934

Statement Of Cash Flows
Statement of Cash Flows

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
	RMB	RMB	RMB
Net cash used in operating activities	(6,211)	(29,486)	(20,519)
Net cash used in investing activities	(150,456)	(172,856)	(44,013)
Net cash (used in)/ provided by in financing activities	(2,425)	(3,896)	151,029
Effect of exchange rate changes on cash and cash equivalents	22,430	8,146	(2,504)

Net (decrease)/increase in cash and cash equivalents	(136,662)	(198,092)	83,993
Cash and cash equivalents at beginning of the year	350,220	213,558	15,466

Cash and cash equivalents at end of the year	213,558	15,466	99,459